Stock Warrants (Details) - Schedule of quantitative information regarding level 3 fair value measurement - Stock Warrants [Member]	12 Months Ended
Dec. 31, 2021 $ / shares
Stock Warrants (Details) - Schedule of quantitative information regarding level 3 fair value measurement [Line Items]
Strike price (in Dollars per share)	$ 11.5
Expected Volatility	61.00%
Expected Dividend
Expected Term in Years	4 years 8 months 23 days
Risk Free Interest Rate	1.22%
Warrant Value Per Share (in Dollars per share)	$ 1.02